Benefits offered to employees (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 551	R$ 608	R$ 588
Current service cost	13	18	19
Interest cost	42	27	22
Benefits paid	(21)	(47)	(18)
Actuarial losses (gain)	27	(18)	(10)
Exchange variation	8	(37)	7
Balance at the end of the year	620	551	608
Health Insurance [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	322	245	218
Current service cost	5	5	5
Interest cost	29	20	16
Benefits paid	(15)	(13)	(11)
Actuarial losses (gain)	27	65	17
Balance at the end of the year	368	322	245
Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	229	363	370
Current service cost	8	13	14
Interest cost	13	7	6
Benefits paid	(6)	(34)	(7)
Actuarial losses (gain)		(83)	(27)
Exchange variation	8	(37)	7
Balance at the end of the year	R$ 252	R$ 229	R$ 363